Related Party Transactions (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Officers and Directors [Member]
Related Party Transaction [Line Items]
Due to officers and directors	$ 16,108	$ 13,603	$ 7,499